Share-based Compensation Expense	12 Months Ended
Dec. 31, 2024
SHARE-BASED COMPENSATION EXPENSE [Abstract]
Share-based Compensation Expense
5.	SHARE-BASED COMPENSATION EXPENSE
Sohu and Changyou have incentive plans for the granting of share-based awards, including share options and restricted share units, to members of the boards of directors, management and other key employees.
Share-based compensation expense was recognized in costs and expenses for the years ended December 31, 2022, 2023 and 2024 as follows (in thousands):

	Year Ended December 31,
Share-based compensation expense	2022	2023	2024
Cost of revenues	$191	$17	$1
Product development expenses	2,026	156	19
Sales and marketing expenses	128	26	22
General and administrative expenses	2,594	509	(72)

	$4,939	$708	$(30)

Share-based compensation expense was recognized for share awards of Sohu and Changyou for the years ended December 31, 2022, 2023 and 2024 as follows (in thousands):

	Year Ended December 31,
Share-based compensation expense	2022	2023	2024
For Sohu share-based awards	$677	$96	$73
For Changyou share-based awards	4,262	612	(103)

	$4,939	$708	$(30)

There was no capitalized share-based compensation expense for the years ended December 31, 2024, 2023 and 2022.